MoA Small Cap Value Fund Expense Example - MoA Small Cap Value Fund - MoA Small Cap Value Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	$ 1,016